Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Equity Funds (Invesco Equity Funds)
Entity Central Index Key	0000105377
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000069441 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class Y
Trading Symbol	CHTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class Y)	$38	0.76%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 3,671,090,069
Holdings Count | Holding	71
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,671,090,069
Total number of portfolio holdings	71
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.56%
Alphabet, Inc., Class A	7.42%
Microsoft Corp.	5.91%
Apple, Inc.	5.53%
Amazon.com, Inc.	4.74%
Broadcom, Inc.	4.10%
Meta Platforms, Inc., Class A	2.93%
JPMorgan Chase & Co.	2.59%
Advanced Micro Devices, Inc.	1.82%
Eli Lilly and Co.	1.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.56%
Alphabet, Inc., Class A	7.42%
Microsoft Corp.	5.91%
Apple, Inc.	5.53%
Amazon.com, Inc.	4.74%
Broadcom, Inc.	4.10%
Meta Platforms, Inc., Class A	2.93%
JPMorgan Chase & Co.	2.59%
Advanced Micro Devices, Inc.	1.82%
Eli Lilly and Co.	1.71%
* Excluding money market fund holdings, if any.

C000081511 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class S
Trading Symbol	CHRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class S)	$46	0.91%
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[2]
Net Assets	$ 3,671,090,069
Holdings Count | Holding	71
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,671,090,069
Total number of portfolio holdings	71
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.56%
Alphabet, Inc., Class A	7.42%
Microsoft Corp.	5.91%
Apple, Inc.	5.53%
Amazon.com, Inc.	4.74%
Broadcom, Inc.	4.10%
Meta Platforms, Inc., Class A	2.93%
JPMorgan Chase & Co.	2.59%
Advanced Micro Devices, Inc.	1.82%
Eli Lilly and Co.	1.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.56%
Alphabet, Inc., Class A	7.42%
Microsoft Corp.	5.91%
Apple, Inc.	5.53%
Amazon.com, Inc.	4.74%
Broadcom, Inc.	4.10%
Meta Platforms, Inc., Class A	2.93%
JPMorgan Chase & Co.	2.59%
Advanced Micro Devices, Inc.	1.82%
Eli Lilly and Co.	1.71%
* Excluding money market fund holdings, if any.

C000120713 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class R6
Trading Symbol	CHFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class R6)	$34	0.68%
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[3]
Net Assets	$ 3,671,090,069
Holdings Count | Holding	71
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,671,090,069
Total number of portfolio holdings	71
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.56%
Alphabet, Inc., Class A	7.42%
Microsoft Corp.	5.91%
Apple, Inc.	5.53%
Amazon.com, Inc.	4.74%
Broadcom, Inc.	4.10%
Meta Platforms, Inc., Class A	2.93%
JPMorgan Chase & Co.	2.59%
Advanced Micro Devices, Inc.	1.82%
Eli Lilly and Co.	1.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.56%
Alphabet, Inc., Class A	7.42%
Microsoft Corp.	5.91%
Apple, Inc.	5.53%
Amazon.com, Inc.	4.74%
Broadcom, Inc.	4.10%
Meta Platforms, Inc., Class A	2.93%
JPMorgan Chase & Co.	2.59%
Advanced Micro Devices, Inc.	1.82%
Eli Lilly and Co.	1.71%
* Excluding money market fund holdings, if any.

C000021943 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class R5
Trading Symbol	CHTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class R5)	$38	0.75%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[4]
Net Assets	$ 3,671,090,069
Holdings Count | Holding	71
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,671,090,069
Total number of portfolio holdings	71
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.56%
Alphabet, Inc., Class A	7.42%
Microsoft Corp.	5.91%
Apple, Inc.	5.53%
Amazon.com, Inc.	4.74%
Broadcom, Inc.	4.10%
Meta Platforms, Inc., Class A	2.93%
JPMorgan Chase & Co.	2.59%
Advanced Micro Devices, Inc.	1.82%
Eli Lilly and Co.	1.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.56%
Alphabet, Inc., Class A	7.42%
Microsoft Corp.	5.91%
Apple, Inc.	5.53%
Amazon.com, Inc.	4.74%
Broadcom, Inc.	4.10%
Meta Platforms, Inc., Class A	2.93%
JPMorgan Chase & Co.	2.59%
Advanced Micro Devices, Inc.	1.82%
Eli Lilly and Co.	1.71%
* Excluding money market fund holdings, if any.

C000000680 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class R
Trading Symbol	CHRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class R)	$63	1.26%
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%	[5]
Net Assets	$ 3,671,090,069
Holdings Count | Holding	71
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,671,090,069
Total number of portfolio holdings	71
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.56%
Alphabet, Inc., Class A	7.42%
Microsoft Corp.	5.91%
Apple, Inc.	5.53%
Amazon.com, Inc.	4.74%
Broadcom, Inc.	4.10%
Meta Platforms, Inc., Class A	2.93%
JPMorgan Chase & Co.	2.59%
Advanced Micro Devices, Inc.	1.82%
Eli Lilly and Co.	1.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.56%
Alphabet, Inc., Class A	7.42%
Microsoft Corp.	5.91%
Apple, Inc.	5.53%
Amazon.com, Inc.	4.74%
Broadcom, Inc.	4.10%
Meta Platforms, Inc., Class A	2.93%
JPMorgan Chase & Co.	2.59%
Advanced Micro Devices, Inc.	1.82%
Eli Lilly and Co.	1.71%
* Excluding money market fund holdings, if any.

C000000679 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class C
Trading Symbol	CHTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class C)	$88	1.76%
*	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.76%	[6]
Net Assets	$ 3,671,090,069
Holdings Count | Holding	71
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,671,090,069
Total number of portfolio holdings	71
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.56%
Alphabet, Inc., Class A	7.42%
Microsoft Corp.	5.91%
Apple, Inc.	5.53%
Amazon.com, Inc.	4.74%
Broadcom, Inc.	4.10%
Meta Platforms, Inc., Class A	2.93%
JPMorgan Chase & Co.	2.59%
Advanced Micro Devices, Inc.	1.82%
Eli Lilly and Co.	1.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.56%
Alphabet, Inc., Class A	7.42%
Microsoft Corp.	5.91%
Apple, Inc.	5.53%
Amazon.com, Inc.	4.74%
Broadcom, Inc.	4.10%
Meta Platforms, Inc., Class A	2.93%
JPMorgan Chase & Co.	2.59%
Advanced Micro Devices, Inc.	1.82%
Eli Lilly and Co.	1.71%
* Excluding money market fund holdings, if any.

C000000677 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class A
Trading Symbol	CHTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class A)	$51	1.01%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%	[7]
Net Assets	$ 3,671,090,069
Holdings Count | Holding	71
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,671,090,069
Total number of portfolio holdings	71
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.56%
Alphabet, Inc., Class A	7.42%
Microsoft Corp.	5.91%
Apple, Inc.	5.53%
Amazon.com, Inc.	4.74%
Broadcom, Inc.	4.10%
Meta Platforms, Inc., Class A	2.93%
JPMorgan Chase & Co.	2.59%
Advanced Micro Devices, Inc.	1.82%
Eli Lilly and Co.	1.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.56%
Alphabet, Inc., Class A	7.42%
Microsoft Corp.	5.91%
Apple, Inc.	5.53%
Amazon.com, Inc.	4.74%
Broadcom, Inc.	4.10%
Meta Platforms, Inc., Class A	2.93%
JPMorgan Chase & Co.	2.59%
Advanced Micro Devices, Inc.	1.82%
Eli Lilly and Co.	1.71%
* Excluding money market fund holdings, if any.

C000000691 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class A
Trading Symbol	LCEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class A)	$42	0.82%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[8]
Net Assets	$ 10,591,598,422
Holdings Count | Holding	81
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$10,591,598,422
Total number of portfolio holdings	81
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.82%
Alphabet, Inc., Class A	3.43%
Chevron Corp.	2.78%
Bank of America Corp.	2.69%
Johnson & Johnson	2.45%
Linde PLC	2.06%
Philip Morris International, Inc.	2.03%
Lowe's Cos., Inc.	1.96%
Honeywell International, Inc.	1.95%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.82%
Alphabet, Inc., Class A	3.43%
Chevron Corp.	2.78%
Bank of America Corp.	2.69%
Johnson & Johnson	2.45%
Linde PLC	2.06%
Philip Morris International, Inc.	2.03%
Lowe's Cos., Inc.	1.96%
Honeywell International, Inc.	1.95%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.

C000000693 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class C
Trading Symbol	LCEVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class C)	$81	1.57%
*	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.57%	[9]
Net Assets	$ 10,591,598,422
Holdings Count | Holding	81
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$10,591,598,422
Total number of portfolio holdings	81
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.82%
Alphabet, Inc., Class A	3.43%
Chevron Corp.	2.78%
Bank of America Corp.	2.69%
Johnson & Johnson	2.45%
Linde PLC	2.06%
Philip Morris International, Inc.	2.03%
Lowe's Cos., Inc.	1.96%
Honeywell International, Inc.	1.95%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.82%
Alphabet, Inc., Class A	3.43%
Chevron Corp.	2.78%
Bank of America Corp.	2.69%
Johnson & Johnson	2.45%
Linde PLC	2.06%
Philip Morris International, Inc.	2.03%
Lowe's Cos., Inc.	1.96%
Honeywell International, Inc.	1.95%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.

C000029594 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class R
Trading Symbol	DDFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class R)	$55	1.07%
*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[10]
Net Assets	$ 10,591,598,422
Holdings Count | Holding	81
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$10,591,598,422
Total number of portfolio holdings	81
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.82%
Alphabet, Inc., Class A	3.43%
Chevron Corp.	2.78%
Bank of America Corp.	2.69%
Johnson & Johnson	2.45%
Linde PLC	2.06%
Philip Morris International, Inc.	2.03%
Lowe's Cos., Inc.	1.96%
Honeywell International, Inc.	1.95%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.82%
Alphabet, Inc., Class A	3.43%
Chevron Corp.	2.78%
Bank of America Corp.	2.69%
Johnson & Johnson	2.45%
Linde PLC	2.06%
Philip Morris International, Inc.	2.03%
Lowe's Cos., Inc.	1.96%
Honeywell International, Inc.	1.95%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.

C000021945 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class R5
Trading Symbol	DDFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class R5)	$28	0.54%
*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[11]
Net Assets	$ 10,591,598,422
Holdings Count | Holding	81
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$10,591,598,422
Total number of portfolio holdings	81
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.82%
Alphabet, Inc., Class A	3.43%
Chevron Corp.	2.78%
Bank of America Corp.	2.69%
Johnson & Johnson	2.45%
Linde PLC	2.06%
Philip Morris International, Inc.	2.03%
Lowe's Cos., Inc.	1.96%
Honeywell International, Inc.	1.95%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.82%
Alphabet, Inc., Class A	3.43%
Chevron Corp.	2.78%
Bank of America Corp.	2.69%
Johnson & Johnson	2.45%
Linde PLC	2.06%
Philip Morris International, Inc.	2.03%
Lowe's Cos., Inc.	1.96%
Honeywell International, Inc.	1.95%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.

C000120714 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class R6
Trading Symbol	LCEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class R6)	$24	0.47%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[12]
Net Assets	$ 10,591,598,422
Holdings Count | Holding	81
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$10,591,598,422
Total number of portfolio holdings	81
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.82%
Alphabet, Inc., Class A	3.43%
Chevron Corp.	2.78%
Bank of America Corp.	2.69%
Johnson & Johnson	2.45%
Linde PLC	2.06%
Philip Morris International, Inc.	2.03%
Lowe's Cos., Inc.	1.96%
Honeywell International, Inc.	1.95%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.82%
Alphabet, Inc., Class A	3.43%
Chevron Corp.	2.78%
Bank of America Corp.	2.69%
Johnson & Johnson	2.45%
Linde PLC	2.06%
Philip Morris International, Inc.	2.03%
Lowe's Cos., Inc.	1.96%
Honeywell International, Inc.	1.95%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.

C000069443 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class Y
Trading Symbol	LCEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class Y)	$30	0.57%
*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%	[13]
Net Assets	$ 10,591,598,422
Holdings Count | Holding	81
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$10,591,598,422
Total number of portfolio holdings	81
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.82%
Alphabet, Inc., Class A	3.43%
Chevron Corp.	2.78%
Bank of America Corp.	2.69%
Johnson & Johnson	2.45%
Linde PLC	2.06%
Philip Morris International, Inc.	2.03%
Lowe's Cos., Inc.	1.96%
Honeywell International, Inc.	1.95%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.82%
Alphabet, Inc., Class A	3.43%
Chevron Corp.	2.78%
Bank of America Corp.	2.69%
Johnson & Johnson	2.45%
Linde PLC	2.06%
Philip Morris International, Inc.	2.03%
Lowe's Cos., Inc.	1.96%
Honeywell International, Inc.	1.95%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.

C000029595 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Investor Class
Trading Symbol	LCEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Investor Class)	$37	0.71%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[14]
Net Assets	$ 10,591,598,422
Holdings Count | Holding	81
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$10,591,598,422
Total number of portfolio holdings	81
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.82%
Alphabet, Inc., Class A	3.43%
Chevron Corp.	2.78%
Bank of America Corp.	2.69%
Johnson & Johnson	2.45%
Linde PLC	2.06%
Philip Morris International, Inc.	2.03%
Lowe's Cos., Inc.	1.96%
Honeywell International, Inc.	1.95%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.82%
Alphabet, Inc., Class A	3.43%
Chevron Corp.	2.78%
Bank of America Corp.	2.69%
Johnson & Johnson	2.45%
Linde PLC	2.06%
Philip Morris International, Inc.	2.03%
Lowe's Cos., Inc.	1.96%
Honeywell International, Inc.	1.95%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.

C000069444 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class Y
Trading Symbol	ASMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class Y)	$35	0.72%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%	[15]
Net Assets	$ 3,497,359,719
Holdings Count | Holding	61
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,497,359,719
Total number of portfolio holdings	61
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.

C000081512 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class S
Trading Symbol	SMMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class S)	$42	0.87%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.87%	[16]
Net Assets	$ 3,497,359,719
Holdings Count | Holding	61
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,497,359,719
Total number of portfolio holdings	61
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.

C000188847 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class R6
Trading Symbol	SMISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class R6)	$34	0.69%
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[17]
Net Assets	$ 3,497,359,719
Holdings Count | Holding	61
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,497,359,719
Total number of portfolio holdings	61
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.

C000069445 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class R5
Trading Symbol	SMITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class R5)	$34	0.69%
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[18]
Net Assets	$ 3,497,359,719
Holdings Count | Holding	61
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,497,359,719
Total number of portfolio holdings	61
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.

C000265798 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class R
Trading Symbol	SMMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class R)	$59	1.22%
*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.22%	[19]
Net Assets	$ 3,497,359,719
Holdings Count | Holding	61
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,497,359,719
Total number of portfolio holdings	61
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.

C000063686 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class P
Trading Symbol	SMMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class P)	$40	0.82%
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%	[20]
Net Assets	$ 3,497,359,719
Holdings Count | Holding	61
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,497,359,719
Total number of portfolio holdings	61
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.

C000063685 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class C
Trading Symbol	CSMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class C)	$84	1.72%
*	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.72%	[21]
Net Assets	$ 3,497,359,719
Holdings Count | Holding	61
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,497,359,719
Total number of portfolio holdings	61
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.

C000063683 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class A
Trading Symbol	ASMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class A)	$47	0.97%
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.97%	[22]
Net Assets	$ 3,497,359,719
Holdings Count | Holding	61
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,497,359,719
Total number of portfolio holdings	61
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.

C000209248 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class A
Trading Symbol	OMSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class A)	$51	1.01%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%	[23]
Net Assets	$ 1,708,542,491
Holdings Count | Holding	76
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,708,542,491
Total number of portfolio holdings	76
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.99%
Alphabet, Inc., Class A	7.96%
Apple, Inc.	5.68%
Microsoft Corp.	5.50%
Amazon.com, Inc.	4.89%
Broadcom, Inc.	4.23%
Meta Platforms, Inc., Class A	3.13%
JPMorgan Chase & Co.	3.01%
Applied Materials, Inc.	1.88%
Advanced Micro Devices, Inc.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.99%
Alphabet, Inc., Class A	7.96%
Apple, Inc.	5.68%
Microsoft Corp.	5.50%
Amazon.com, Inc.	4.89%
Broadcom, Inc.	4.23%
Meta Platforms, Inc., Class A	3.13%
JPMorgan Chase & Co.	3.01%
Applied Materials, Inc.	1.88%
Advanced Micro Devices, Inc.	1.79%
* Excluding money market fund holdings, if any.

C000209247 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class C
Trading Symbol	OMSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class C)	$89	1.77%
*	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.77%	[24]
Net Assets	$ 1,708,542,491
Holdings Count | Holding	76
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,708,542,491
Total number of portfolio holdings	76
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.99%
Alphabet, Inc., Class A	7.96%
Apple, Inc.	5.68%
Microsoft Corp.	5.50%
Amazon.com, Inc.	4.89%
Broadcom, Inc.	4.23%
Meta Platforms, Inc., Class A	3.13%
JPMorgan Chase & Co.	3.01%
Applied Materials, Inc.	1.88%
Advanced Micro Devices, Inc.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.99%
Alphabet, Inc., Class A	7.96%
Apple, Inc.	5.68%
Microsoft Corp.	5.50%
Amazon.com, Inc.	4.89%
Broadcom, Inc.	4.23%
Meta Platforms, Inc., Class A	3.13%
JPMorgan Chase & Co.	3.01%
Applied Materials, Inc.	1.88%
Advanced Micro Devices, Inc.	1.79%
* Excluding money market fund holdings, if any.

C000209246 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class R
Trading Symbol	OMSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class R)	$64	1.27%
*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%	[25]
Net Assets	$ 1,708,542,491
Holdings Count | Holding	76
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,708,542,491
Total number of portfolio holdings	76
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.99%
Alphabet, Inc., Class A	7.96%
Apple, Inc.	5.68%
Microsoft Corp.	5.50%
Amazon.com, Inc.	4.89%
Broadcom, Inc.	4.23%
Meta Platforms, Inc., Class A	3.13%
JPMorgan Chase & Co.	3.01%
Applied Materials, Inc.	1.88%
Advanced Micro Devices, Inc.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.99%
Alphabet, Inc., Class A	7.96%
Apple, Inc.	5.68%
Microsoft Corp.	5.50%
Amazon.com, Inc.	4.89%
Broadcom, Inc.	4.23%
Meta Platforms, Inc., Class A	3.13%
JPMorgan Chase & Co.	3.01%
Applied Materials, Inc.	1.88%
Advanced Micro Devices, Inc.	1.79%
* Excluding money market fund holdings, if any.

C000209244 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class R5
Trading Symbol	MSAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class R5)	$35	0.69%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[26]
Net Assets	$ 1,708,542,491
Holdings Count | Holding	76
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,708,542,491
Total number of portfolio holdings	76
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.99%
Alphabet, Inc., Class A	7.96%
Apple, Inc.	5.68%
Microsoft Corp.	5.50%
Amazon.com, Inc.	4.89%
Broadcom, Inc.	4.23%
Meta Platforms, Inc., Class A	3.13%
JPMorgan Chase & Co.	3.01%
Applied Materials, Inc.	1.88%
Advanced Micro Devices, Inc.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.99%
Alphabet, Inc., Class A	7.96%
Apple, Inc.	5.68%
Microsoft Corp.	5.50%
Amazon.com, Inc.	4.89%
Broadcom, Inc.	4.23%
Meta Platforms, Inc., Class A	3.13%
JPMorgan Chase & Co.	3.01%
Applied Materials, Inc.	1.88%
Advanced Micro Devices, Inc.	1.79%
* Excluding money market fund holdings, if any.

C000209243 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class R6
Trading Symbol	IOAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class R6)	$35	0.69%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[27]
Net Assets	$ 1,708,542,491
Holdings Count | Holding	76
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,708,542,491
Total number of portfolio holdings	76
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.99%
Alphabet, Inc., Class A	7.96%
Apple, Inc.	5.68%
Microsoft Corp.	5.50%
Amazon.com, Inc.	4.89%
Broadcom, Inc.	4.23%
Meta Platforms, Inc., Class A	3.13%
JPMorgan Chase & Co.	3.01%
Applied Materials, Inc.	1.88%
Advanced Micro Devices, Inc.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.99%
Alphabet, Inc., Class A	7.96%
Apple, Inc.	5.68%
Microsoft Corp.	5.50%
Amazon.com, Inc.	4.89%
Broadcom, Inc.	4.23%
Meta Platforms, Inc., Class A	3.13%
JPMorgan Chase & Co.	3.01%
Applied Materials, Inc.	1.88%
Advanced Micro Devices, Inc.	1.79%
* Excluding money market fund holdings, if any.

C000209245 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class Y
Trading Symbol	OMSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class Y)	$39	0.77%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[28]
Net Assets	$ 1,708,542,491
Holdings Count | Holding	76
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,708,542,491
Total number of portfolio holdings	76
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.99%
Alphabet, Inc., Class A	7.96%
Apple, Inc.	5.68%
Microsoft Corp.	5.50%
Amazon.com, Inc.	4.89%
Broadcom, Inc.	4.23%
Meta Platforms, Inc., Class A	3.13%
JPMorgan Chase & Co.	3.01%
Applied Materials, Inc.	1.88%
Advanced Micro Devices, Inc.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.99%
Alphabet, Inc., Class A	7.96%
Apple, Inc.	5.68%
Microsoft Corp.	5.50%
Amazon.com, Inc.	4.89%
Broadcom, Inc.	4.23%
Meta Platforms, Inc., Class A	3.13%
JPMorgan Chase & Co.	3.01%
Applied Materials, Inc.	1.88%
Advanced Micro Devices, Inc.	1.79%
* Excluding money market fund holdings, if any.

C000209258 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class Y
Trading Symbol	MIGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class Y)	$28	0.55%
*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[29]
Net Assets	$ 11,303,708,932
Holdings Count | Holding	69
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$11,303,708,932
Total number of portfolio holdings	69
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.40%
Alphabet, Inc., Class A	7.94%
Apple, Inc.	6.62%
Microsoft Corp.	5.79%
Amazon.com, Inc.	5.41%
Broadcom, Inc.	4.17%
JPMorgan Chase & Co.	2.98%
Meta Platforms, Inc., Class A	2.64%
Philip Morris International, Inc.	2.21%
Eli Lilly and Co.	1.77%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.40%
Alphabet, Inc., Class A	7.94%
Apple, Inc.	6.62%
Microsoft Corp.	5.79%
Amazon.com, Inc.	5.41%
Broadcom, Inc.	4.17%
JPMorgan Chase & Co.	2.98%
Meta Platforms, Inc., Class A	2.64%
Philip Morris International, Inc.	2.21%
Eli Lilly and Co.	1.77%
* Excluding money market fund holdings, if any.

C000209264 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class R6
Trading Symbol	OMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class R6)	$25	0.49%
*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[30]
Net Assets	$ 11,303,708,932
Holdings Count | Holding	69
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$11,303,708,932
Total number of portfolio holdings	69
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.40%
Alphabet, Inc., Class A	7.94%
Apple, Inc.	6.62%
Microsoft Corp.	5.79%
Amazon.com, Inc.	5.41%
Broadcom, Inc.	4.17%
JPMorgan Chase & Co.	2.98%
Meta Platforms, Inc., Class A	2.64%
Philip Morris International, Inc.	2.21%
Eli Lilly and Co.	1.77%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.40%
Alphabet, Inc., Class A	7.94%
Apple, Inc.	6.62%
Microsoft Corp.	5.79%
Amazon.com, Inc.	5.41%
Broadcom, Inc.	4.17%
JPMorgan Chase & Co.	2.98%
Meta Platforms, Inc., Class A	2.64%
Philip Morris International, Inc.	2.21%
Eli Lilly and Co.	1.77%
* Excluding money market fund holdings, if any.

C000209260 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class R5
Trading Symbol	MSJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class R5)	$25	0.49%
*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[31]
Net Assets	$ 11,303,708,932
Holdings Count | Holding	69
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$11,303,708,932
Total number of portfolio holdings	69
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.40%
Alphabet, Inc., Class A	7.94%
Apple, Inc.	6.62%
Microsoft Corp.	5.79%
Amazon.com, Inc.	5.41%
Broadcom, Inc.	4.17%
JPMorgan Chase & Co.	2.98%
Meta Platforms, Inc., Class A	2.64%
Philip Morris International, Inc.	2.21%
Eli Lilly and Co.	1.77%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.40%
Alphabet, Inc., Class A	7.94%
Apple, Inc.	6.62%
Microsoft Corp.	5.79%
Amazon.com, Inc.	5.41%
Broadcom, Inc.	4.17%
JPMorgan Chase & Co.	2.98%
Meta Platforms, Inc., Class A	2.64%
Philip Morris International, Inc.	2.21%
Eli Lilly and Co.	1.77%
* Excluding money market fund holdings, if any.

C000209256 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class R
Trading Symbol	OMGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class R)	$52	1.05%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[32]
Net Assets	$ 11,303,708,932
Holdings Count | Holding	69
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$11,303,708,932
Total number of portfolio holdings	69
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.40%
Alphabet, Inc., Class A	7.94%
Apple, Inc.	6.62%
Microsoft Corp.	5.79%
Amazon.com, Inc.	5.41%
Broadcom, Inc.	4.17%
JPMorgan Chase & Co.	2.98%
Meta Platforms, Inc., Class A	2.64%
Philip Morris International, Inc.	2.21%
Eli Lilly and Co.	1.77%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.40%
Alphabet, Inc., Class A	7.94%
Apple, Inc.	6.62%
Microsoft Corp.	5.79%
Amazon.com, Inc.	5.41%
Broadcom, Inc.	4.17%
JPMorgan Chase & Co.	2.98%
Meta Platforms, Inc., Class A	2.64%
Philip Morris International, Inc.	2.21%
Eli Lilly and Co.	1.77%
* Excluding money market fund holdings, if any.

C000209253 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class C
Trading Symbol	MIGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class C)	$77	1.55%
*	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.55%	[33]
Net Assets	$ 11,303,708,932
Holdings Count | Holding	69
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$11,303,708,932
Total number of portfolio holdings	69
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.40%
Alphabet, Inc., Class A	7.94%
Apple, Inc.	6.62%
Microsoft Corp.	5.79%
Amazon.com, Inc.	5.41%
Broadcom, Inc.	4.17%
JPMorgan Chase & Co.	2.98%
Meta Platforms, Inc., Class A	2.64%
Philip Morris International, Inc.	2.21%
Eli Lilly and Co.	1.77%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.40%
Alphabet, Inc., Class A	7.94%
Apple, Inc.	6.62%
Microsoft Corp.	5.79%
Amazon.com, Inc.	5.41%
Broadcom, Inc.	4.17%
JPMorgan Chase & Co.	2.98%
Meta Platforms, Inc., Class A	2.64%
Philip Morris International, Inc.	2.21%
Eli Lilly and Co.	1.77%
* Excluding money market fund holdings, if any.

C000209266 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class A
Trading Symbol	MSIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class A)	$39	0.78%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[34]
Net Assets	$ 11,303,708,932
Holdings Count | Holding	69
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$11,303,708,932
Total number of portfolio holdings	69
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.40%
Alphabet, Inc., Class A	7.94%
Apple, Inc.	6.62%
Microsoft Corp.	5.79%
Amazon.com, Inc.	5.41%
Broadcom, Inc.	4.17%
JPMorgan Chase & Co.	2.98%
Meta Platforms, Inc., Class A	2.64%
Philip Morris International, Inc.	2.21%
Eli Lilly and Co.	1.77%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.40%
Alphabet, Inc., Class A	7.94%
Apple, Inc.	6.62%
Microsoft Corp.	5.79%
Amazon.com, Inc.	5.41%
Broadcom, Inc.	4.17%
JPMorgan Chase & Co.	2.98%
Meta Platforms, Inc., Class A	2.64%
Philip Morris International, Inc.	2.21%
Eli Lilly and Co.	1.77%
* Excluding money market fund holdings, if any.

C000209276 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class A
Trading Symbol	OARDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class A)	$49	0.96%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[35]
Net Assets	$ 3,409,983,635
Holdings Count | Holding	74
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,409,983,635
Total number of portfolio holdings	74
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	7.69%
Microsoft Corp.	6.10%
NVIDIA Corp.	6.08%
Apple, Inc.	5.39%
Broadcom, Inc.	4.44%
JPMorgan Chase & Co.	2.66%
Meta Platforms, Inc., Class A	2.52%
Eli Lilly and Co.	1.94%
Applied Materials, Inc.	1.58%
ASML Holding N.V., New York Shares	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	7.69%
Microsoft Corp.	6.10%
NVIDIA Corp.	6.08%
Apple, Inc.	5.39%
Broadcom, Inc.	4.44%
JPMorgan Chase & Co.	2.66%
Meta Platforms, Inc., Class A	2.52%
Eli Lilly and Co.	1.94%
Applied Materials, Inc.	1.58%
ASML Holding N.V., New York Shares	1.57%
* Excluding money market fund holdings, if any.

C000209268 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class C
Trading Symbol	OCRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class C)	$87	1.71%
*	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.71%	[36]
Net Assets	$ 3,409,983,635
Holdings Count | Holding	74
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,409,983,635
Total number of portfolio holdings	74
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	7.69%
Microsoft Corp.	6.10%
NVIDIA Corp.	6.08%
Apple, Inc.	5.39%
Broadcom, Inc.	4.44%
JPMorgan Chase & Co.	2.66%
Meta Platforms, Inc., Class A	2.52%
Eli Lilly and Co.	1.94%
Applied Materials, Inc.	1.58%
ASML Holding N.V., New York Shares	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	7.69%
Microsoft Corp.	6.10%
NVIDIA Corp.	6.08%
Apple, Inc.	5.39%
Broadcom, Inc.	4.44%
JPMorgan Chase & Co.	2.66%
Meta Platforms, Inc., Class A	2.52%
Eli Lilly and Co.	1.94%
Applied Materials, Inc.	1.58%
ASML Holding N.V., New York Shares	1.57%
* Excluding money market fund holdings, if any.

C000209270 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class R
Trading Symbol	ONRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class R)	$61	1.21%
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%	[37]
Net Assets	$ 3,409,983,635
Holdings Count | Holding	74
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,409,983,635
Total number of portfolio holdings	74
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	7.69%
Microsoft Corp.	6.10%
NVIDIA Corp.	6.08%
Apple, Inc.	5.39%
Broadcom, Inc.	4.44%
JPMorgan Chase & Co.	2.66%
Meta Platforms, Inc., Class A	2.52%
Eli Lilly and Co.	1.94%
Applied Materials, Inc.	1.58%
ASML Holding N.V., New York Shares	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	7.69%
Microsoft Corp.	6.10%
NVIDIA Corp.	6.08%
Apple, Inc.	5.39%
Broadcom, Inc.	4.44%
JPMorgan Chase & Co.	2.66%
Meta Platforms, Inc., Class A	2.52%
Eli Lilly and Co.	1.94%
Applied Materials, Inc.	1.58%
ASML Holding N.V., New York Shares	1.57%
* Excluding money market fund holdings, if any.

C000209272 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class R5
Trading Symbol	RSDQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class R5)	$32	0.64%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[38]
Net Assets	$ 3,409,983,635
Holdings Count | Holding	74
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,409,983,635
Total number of portfolio holdings	74
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	7.69%
Microsoft Corp.	6.10%
NVIDIA Corp.	6.08%
Apple, Inc.	5.39%
Broadcom, Inc.	4.44%
JPMorgan Chase & Co.	2.66%
Meta Platforms, Inc., Class A	2.52%
Eli Lilly and Co.	1.94%
Applied Materials, Inc.	1.58%
ASML Holding N.V., New York Shares	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	7.69%
Microsoft Corp.	6.10%
NVIDIA Corp.	6.08%
Apple, Inc.	5.39%
Broadcom, Inc.	4.44%
JPMorgan Chase & Co.	2.66%
Meta Platforms, Inc., Class A	2.52%
Eli Lilly and Co.	1.94%
Applied Materials, Inc.	1.58%
ASML Holding N.V., New York Shares	1.57%
* Excluding money market fund holdings, if any.

C000209273 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class R6
Trading Symbol	OIRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class R6)	$32	0.64%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[39]
Net Assets	$ 3,409,983,635
Holdings Count | Holding	74
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,409,983,635
Total number of portfolio holdings	74
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	7.69%
Microsoft Corp.	6.10%
NVIDIA Corp.	6.08%
Apple, Inc.	5.39%
Broadcom, Inc.	4.44%
JPMorgan Chase & Co.	2.66%
Meta Platforms, Inc., Class A	2.52%
Eli Lilly and Co.	1.94%
Applied Materials, Inc.	1.58%
ASML Holding N.V., New York Shares	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	7.69%
Microsoft Corp.	6.10%
NVIDIA Corp.	6.08%
Apple, Inc.	5.39%
Broadcom, Inc.	4.44%
JPMorgan Chase & Co.	2.66%
Meta Platforms, Inc., Class A	2.52%
Eli Lilly and Co.	1.94%
Applied Materials, Inc.	1.58%
ASML Holding N.V., New York Shares	1.57%
* Excluding money market fund holdings, if any.

C000209271 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class Y
Trading Symbol	OYRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class Y)	$36	0.71%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[40]
Net Assets	$ 3,409,983,635
Holdings Count | Holding	74
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,409,983,635
Total number of portfolio holdings	74
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	7.69%
Microsoft Corp.	6.10%
NVIDIA Corp.	6.08%
Apple, Inc.	5.39%
Broadcom, Inc.	4.44%
JPMorgan Chase & Co.	2.66%
Meta Platforms, Inc., Class A	2.52%
Eli Lilly and Co.	1.94%
Applied Materials, Inc.	1.58%
ASML Holding N.V., New York Shares	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	7.69%
Microsoft Corp.	6.10%
NVIDIA Corp.	6.08%
Apple, Inc.	5.39%
Broadcom, Inc.	4.44%
JPMorgan Chase & Co.	2.66%
Meta Platforms, Inc., Class A	2.52%
Eli Lilly and Co.	1.94%
Applied Materials, Inc.	1.58%
ASML Holding N.V., New York Shares	1.57%
* Excluding money market fund holdings, if any.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Annualized.
[30]	Annualized.
[31]	Annualized.
[32]	Annualized.
[33]	Annualized.
[34]	Annualized.
[35]	Annualized.
[36]	Annualized.
[37]	Annualized.
[38]	Annualized.
[39]	Annualized.
[40]	Annualized.